Financial Instruments and Risk Management - Schedule of Financial Instruments Risks Arises and the Related Balances (Details) - Financial Instruments Risks [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at amortized cost
Total	$ 32,115	$ 18,812
Derivative liability (warrants) (see note 25)	1,334
Earnout liability (see note 35)	9,898
Financial Liabilities at Amortized Cost [Member]
Financial assets at amortized cost
Amounts due to related parties (see note 29)	2,277	3,389
Bank overdraft (see note 20)		1,013
Excise duty payable (see note 1)	3,575
Borrowings (see note 24)	5,183	2,516
Total	11,232
Financial Liabilities at Amortized Cost [Member]
Financial assets at amortized cost
Trade and other payables (excluding VAT payable and employee payables) (see note 19)	21,080	11,894
Financial Assets at Amortized Cost [Member]
Financial assets at amortized cost
Amounts due from related parties (see note 29)		765
Trade and other receivables (excluding VAT receivables) (see note 18)	3,330	2,431
Excise duty indemnification (see note 1)	3,575
Cash and cash equivalents (see note 20)	1,887	698
Staff loan receivables	98	135
Total	$ 8,890	$ 4,029